Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Expenses and Other Liabilities (Details)
Brokerage, clearing and exchange fees		$ 75,443	$ 125,598
Compensation and benefits		13,418	9,056
Intangible assets	[1]	281,047
Leasehold improvement		40,475
Others		8,582	5,136
Professional fee		102,997	101,679
Travel and business development			6,829
Accrued expenses and other liabilities		$ 521,962	$ 248,298

[1]	The balance represented an outstanding payment obligation in respect of certain intangible assets acquired by MFBVI and its subsidiary prior to the Company’s acquisition of MFBVI. Upon completion of the acquisition of MFBVI, the Company assumed this outstanding obligation as part of the liabilities of MFBVI and its subsidiary. The related intangible assets are disclosed in Note 9. As of March 31, 2026, the outstanding balance amounted to $281,047, equivalent to CNY2,000,000, and was recorded as accrued expenses and other liabilities. Pursuant to the relevant settlement arrangements, the outstanding balance is required to be settled by October 31, 2026. As of the date these consolidated financial statements were issued, the outstanding balance had not been settled.